RIGHT-OF-USE-OF ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Right-of-use-of Assets And Lease Liabilities
RIGHT-OF-USE-OF ASSETS AND LEASE LIABILITIES

NOTE 9. RIGHT-OF-USE-OF ASSETS AND LEASE LIABILITIES

SmartenCo entered a two-year office lease agreement on November 13, 2019. According to ASC 842 leases, the Company recognized the right-of use asset and lease liability since January 1, 2020 and used the incremental borrowing rate of 18% to estimate their fair value. The continuity of the right-of-use asset and lease liabilities arising from this lease in China as following.

ROU Asset	Office
Balance - December 31, 2020	$38,660
Depreciation during the year	(31,480)
Lease termination	(7,180)
Foreign currency translation differences	-
Balance - December 31, 2021	-

Lease Liability	Total
Balance - December 31, 2020	$39,385
Interest expense	3,383
Lease payment	(35,831)
Lease termination	(6,937)
Balance - December 31, 2021	-

In July 2021, SmartenCo terminated the two-year office lease agreement, and entered into a 12-month office lease agreement for a new location. The Company elects not to record on the balance sheet for the operating leases with a lease term of 12 months or less and does not include a purchase option that the lease is reasonably certain to exercise.